Consolidated Statements Of Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Other Comprehensive Income [Abstract]
NET INCOME	$ 5,442,711	$ 3,129,785	$ 1,590,243
OTHER COMPREHENSIVE INCOME (LOSS), net of deferred tax
UNREALIZED APPRECIATION ON AVAILABLE-FOR-SALE SECURITIES (Net of deferred tax expense of $1,700,000, $5,660,000, and $352,000 for 2013, 2012, and 2011, respectively)	2,551,296	8,493,141	524,119
RECLASSIFICATION ADJUSTMENT FOR SALE OF SECURITIES INCLUDED IN NET INCOME (Net of deferred tax (benefit) expense of $1,556,000, $1,668,000, and $2,024,000 for 2013, 2012, and 2011, respectively)	(2,335,296)	(2,505,141)	(3,027,406)
RECLASSIFICATION ADJUSTMENT FOR WRITE-DOWN OF SECURITIES INCLUDED IN NET INCOME (Net of deferred tax (benefit) expense of $-0-, $-0-, and ($168,000) for 2013, 2012, and 2011, respectively)	0	0	247,287
PENSION AND POSTRETIREMENT, CURRENT YEAR ACTUARIAL GAIN (LOSS) (Net of deferred tax (benefit) expense of $2,262,000, $(1,601,000) and $(171,000) for 2013, 2012 and 2011, respectively)	3,388,337	(2,402,597)	(258,705)
PENSION AND POSTRETIREMENT, CURRENT YEAR PRIOR SERVICE COST (LOSS) (Net of deferred tax expense of $4,036,000, $-0-, and $-0- for 2013, 2012, and 2011, respectively)	6,055,710	0	0
AMORTIZATION OF PENSION AND POSTRETIREMENT, PRIOR SERVICE COST (Net of deferred tax benefit of $(20,000), $(24,000), and $(24,000), for 2013, 2012, and 2011, respectively)	28,976	34,011	35,226
AMORTIZATION OF PENSION AND POSTRETIREMENT (GAIN) LOSS (Net of deferred tax benefit of $(798,000), $(802,000) and $(637,000) for 2013, 2012 and 2011, respectively)	1,197,133	1,202,847	956,863
TOTAL OTHER COMPREHENSIVE INCOME (LOSS), net of deferred tax	10,886,156	4,822,261	(1,522,616)
COMPREHENSIVE INCOME	$ 16,328,867	$ 7,952,046	$ 67,627